Fair Value Measurements	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 20 — Fair Value Measurements
The Company follows the guidance in ASC 820, “Fair Value Measurement,” for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period. The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).
The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The Company’s financial instruments include cash equivalents, restricted cash, accounts receivable from customers, accounts payable and accrued liabilities, all of which are typically short-term in nature. The Company believes that the carrying amounts of these financial instruments reasonably approximate their fair values due to their short-term nature.
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at March 31, 2022 and February 4, 2022 (the date of closing of the Business Combination) when the liabilities were assumed, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2022	Gain (Loss)	February 4, 2022
Private Warrants derivative liability	3	$7,989	$(4,073)	$3,916
Forward share purchase agreements derivative liability	3	7,452	6,718	14,170
Escrow Shares derivative liability	3	10,129	(3,261)	6,868
Shareholder earn-out rights derivative liability	3	35,912	(9,781)	26,131

Total		$61,482	$(10,397)	$51,085
Private Warrants Derivative Liability
Please see discussion of the Private Warrants in Note 13. The following table presents a summary of the changes in the fair value of the Private Warrants derivative liability:

February 4, 2022	$3,916
Change in fair value	4,073

March 31, 2022	$7,989

The Private Warrants were valued using a Black-Scholes model and the following Level 3 inputs:

	March 31, 2022	February 4, 2022
Exercise price	$11.50	$11.50
Stock price	$8.28	$6.53
Volatility	36.7%	34.3%
Term (in years)	4.85	5.00
Risk-free rate	2.4%	1.8%
Dividend yield	0.0%	0.0%
The volatility input was calculated using a weighted average of historical volatilities from select benchmark companies and the volatility of the Public Warrants. The term input represents the maximum contractual term, though the Private Warrants may be exercised earlier. The interest rate input is the U.S. Treasury constant maturity rate for the instrument that most closely matches the term input.
Forward Share Purchase Agreements Derivative Liability
Please see discussion of the FPAs in Notes 13 and 21. The following table presents a summary of the changes in the fair value of the FPA derivative liability:

February 4, 2022	$14,170
Change in fair value	(6,718)

March 31, 2022	$7,452

The FPAs were valued using a Black-Scholes model and the following Level 3 inputs:

	March 31, 2022	February 4, 2022
Exercise price—one agreement	$10.16	$10.16
Exercise price—three agreements	$10.01	$10.01
Stock price	$8.28	$6.53
Volatility	72.6%	63.9%
Term (in years)	0.09	0.24
Risk-free rate	0.2%	0.2%
Dividend yield	0.0%	0.0%
The volatility input was calculated using a weighted average of historical volatilities from select benchmark companies. The term input represents the maximum contractual term, though the shares underlying the FPAs may be sold by the holders into the open market earlier, which in some cases they have been (see Note 21). The interest rate input is the U.S. Treasury constant maturity rate for the instrument that most closely matches the term input.
Escrow Shares Derivative Liability
Please see discussion of the Escrow Shares in Note 12. The following table presents a summary of the changes in the fair value of the Escrow Shares derivative liability:

February 4, 2022	$6,868
Change in fair value	3,261

March 31, 2022	$10,129

The Escrow Shares derivative liability was calculated using a binomial lattice model and the following Level 3 inputs:

	March 31, 2022	February 4, 2022
First stock price trigger	$13.50	$13.50
Second stock price trigger	$15.50	$15.50
Stock price	$8.28	$6.53
Volatility	63.0%	64.0%
Term (in years)	2.85	3.00
Risk-free rate	2.4%	1.6%
Dividend yield	0.0%	0.0%
The volatility input was calculated using a weighted average of historical volatilities from select benchmark companies. The term input represents the maximum contractual term, though the shares may be released from escrow earlier. The interest rate input is the U.S. Treasury constant maturity rate for the instrument that most closely matches the term input.
Shareholder
Earn-Out
Rights Derivative Liability
Please see a discussion of the shareholder
earn-out
rights in Note 12. The following table presents a summary of the changes in the fair value of the shareholder earn-out
rights derivative liability:

February 4, 2022	$26,131
Change in fair value	9,781

March 31, 2022	$35,912

The shareholder
earn-out
rights were valued using a binomial lattice model and the following Level 3 inputs:

	March 31, 2022	February 4, 2022
First stock price trigger	$13.50	$13.50
Second stock price trigger	$15.50	$15.50
First revenue trigger	$65,000	$65,000
Second revenue trigger	$101,000	$101,000
Stock price	$8.28	$6.53
2022 Revenue assumption	$55,500	$55,500
Volatility	63.0%	64.0%
Term (in years)	2.85	3.00
Risk-free rate	2.4%	1.6%
Dividend yield	0.0%	0.0%
The revenue assumption input represents the midpoint of revenue guidance the Company has provided. The volatility input was calculated using a weighted average of historical volatilities from select benchmark companies. The term input represents the maximum contractual term, though the shareholder earn-out
rights may vest earlier. The interest rate input is the U.S. Treasury constant maturity rate for the instrument that most closely matches the term input.